PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful accounts (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Allowance for expected credit losses
Allowance at beginning of year	¥ 815		¥ 799	¥ 256
Cumulative effect of adoption of new accounting standard				83
Deconsolidation of subsidiaries			(1)	(27)
Provisions for credit losses	296	$ 43	141	700
Write-offs	(341)		(124)	(213)
Allowance at end of year	¥ 770		¥ 815	¥ 799